Inventories - Inventories, Net of Reserve (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 73	$ 84
Work-in-process	795	885
Finished products	401	367
Total	$ 1,269	$ 1,336